UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas High Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

Item 1. Schedule of Investments.

                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                        Nicholas High Income Fund, Inc.
                                                AS OF: 03/31/06

                                                                                                 VALUE
                                                                                        --------------

Corporate Bonds   ( 92.91%)
     Consumer Discretionary - Auto & Components   (  5.50%)
        $  750,000   American Axle & Manufacturing, Inc.                                  $    618,750
                      5.25%, 02/11/14
           500,000   ArvinMeritor, Inc.                                                        468,125
                      8.125%, 09/15/15
         1,500,000   Dura Operating Corp.                                                    1,233,750
                      8.625%, 04/15/12
         2,500,000   Ford Motor Credit Company                                               2,286,237
                      5.625%, 10/01/08
         1,000,000   Goodyear Tire & Rubber Company (The)                                      977,500
                      7.857%, 08/15/11
                                                                                          ------------
                                                                                             5,584,362
                                                                                          ------------
    Consumer Discretionary - Consumer Durables & Apparel   (  0.96%)
         1,000,000   Eastman Kodak Company                                                     971,422
                      7.25%, 11/15/13
                                                                                          ------------

     Consumer Discretionary - Hotels, Restaraunts & Leisure   (  3.08%)
           168,000   HMH Properties, Inc.                                                      169,260
                      7.875%, 08/01/08
         2,000,000   MGM MIRAGE                                                              1,970,000
                      6.00%, 10/01/09
         1,000,000   Station Casinos, Inc.                                                     986,250
                      6.00%, 04/01/12
                                                                                          ------------
                                                                                             3,125,510
                                                                                          ------------
     Consumer Discretionary - Media   (  7.85%)
         1,000,000   DIRECTV Holdings LLC                                                      987,500
                      144A restricted, 6.375%, 06/15/15
         2,500,000   EchoStar DBS Corporation                                                2,443,750
                     6.375%, 10/01/11
         1,750,000   Emmis Operating Company                                                 1,688,750
                      6.875%, 05/15/12
         2,000,000   Radio One, Inc.                                                         2,100,000
                      8.875%, 07/01/11
           750,000   Reader's Digest Association, Inc. (The)                                   748,125
                      144A restricted, 6.50%, 03/01/11
                                                                                          ------------
                                                                                             7,968,125
                                                                                          ------------
     Consumer Discretionary - Retail   (  1.48%)
         1,500,000   Rent-A-Center, Inc.                                                     1,500,000
                      7.50%, 05/01/10
                                                                                          ------------

     Consumer Discretionary - Services   (  2.21%)
         1,500,000   United Rentals (North America), Inc.                                    1,500,000
                      7.75%, 11/15/13
           750,000   Vail Resorts, Inc.                                                        740,625
                      6.75%, 02/15/14
                                                                                          ------------
                                                                                             2,240,625
                                                                                          ------------
     Consumer Staples - Food, Beverage & Tobacco   (  4.11%)
         2,000,000   Constellation Brands, Inc.                                              2,097,500
                      8.125%, 01/15/12
         1,000,000   Doane Pet Care Company                                                  1,082,500
                      10.75%, 03/01/10
         1,000,000   Pinnacle Foods Group Inc.                                                 990,000
                      8.25%, 12/01/13
                                                                                          ------------
                                                                                             4,170,000
                                                                                          ------------
     Consumer Staples - Food & Staple Retail   (  2.00%)
           500,000   Denny's Holdings, Inc.                                                    516,250
                      10.00%, 10/01/12
         1,000,000   Pilgrim's Pride Corporation                                             1,042,500
                      9.625%, 09/15/11
           500,000   Restaurant Company (The)                                                  477,500
                      10.00%, 10/01/13
                                                                                          ------------
                                                                                             2,036,250
                                                                                          ------------
     Consumer Staples - Household & Personal Products   (  3.69%)
         2,500,000   Solo Cup Company                                                        2,350,000
                      8.50%, 02/15/14
           500,000   Spectrum Brands, Inc.                                                     435,000
                      7.375%, 02/01/15
         1,000,000   Visant Holding Corporation                                                960,050
                      144A restricted, 8.75%, 12/01/13
                                                                                          ------------
                                                                                             3,745,050
                                                                                          ------------
     Energy    (  7.55%)
         2,000,000   Denbury Resources Inc.                                                  2,065,000
                      7.50%, 04/01/13
         1,500,000   Forest Oil Corporation                                                  1,548,750
                      7.75%, 05/01/14
           500,000   Harvest Operations Corp.                                                  490,000
                      7.875%, 10/15/11
           500,000   Hornbeck Offshore Services, Inc.                                          480,000
                      6.125%, 12/01/14
           500,000   Stone Energy Corporation                                                  467,500
                      6.75%, 12/15/14
         1,000,000   Stone Energy Corporation                                                1,005,000
                      8.25%, 12/15/11
         1,500,000   Williams Companies, Inc. (The)                                          1,610,625
                      8.125%, 03/15/12
                                                                                          ------------
                                                                                             7,666,875
                                                                                          ------------
     Financials - Diversified   (  3.14%)
         3,500,000   General Motors Acceptance Corporation                                   3,187,142
                      7.02%, 12/01/14
                                                                                          ------------

     Financials - Insurance   (  0.87%)
         1,000,000   Fairfax Financial Holdings Limited                                        880,000
                      7.75%, 04/26/12
                                                                                          ------------

     Financials - Real Estate   (  0.51%)
           500,000   Corrections Corporation of America                                        515,000
                      7.50%, 05/01/11
                                                                                          ------------

     Health Care - Equipment   (  0.80%)
         1,000,000   Medical Services Company                                                  810,000
                      144A restricted, 12.10%, 10/15/11
                                                                                          ------------

     Health Care - Services   ( 12.19%)
         1,250,000   AmeriPath, Inc.                                                         1,318,750
                      10.50%, 04/01/13
         3,000,000   DaVita, Inc.                                                            3,015,000
                      7.25%, 03/15/15
         1,000,000   Fresenius Medical Care Capital Trust IV                                 1,060,000
                      7.875%, 06/15/11
           750,000   HCA Inc.                                                                  729,956
                      6.375%, 01/15/15
           500,000   Inverness Medical Innovations, Inc.                                       492,500
                      8.75%, 02/15/12
           500,000   Omnicare, Inc.                                                            498,750
                      6.875%, 12/15/15
         1,250,000   Psychiatric Solutions, Inc.                                             1,396,875
                      10.625%, 06/15/13
         2,000,000   Res-Care, Inc.                                                          2,010,000
                      144A restricted, 7.75%,  10/15/13
         1,500,000   Tenet Healthcare Corporation                                            1,353,750
                      6.375%, 12/01/11
           500,000   Triad Hospitals, Inc.                                                     500,000
                      7.00%, 05/15/12
                                                                                          ------------
                                                                                            12,375,581
                                                                                          ------------
     Industrials - Capital Goods   (  8.97%)
         1,000,000   Accuride Corporation                                                      991,250
                      8.50%, 02/01/15
         1,500,000   Bombardier Inc.                                                         1,432,500
                      144A restricted, 6.75%,  05/01/12
         2,250,000   DRS Technologies, Inc.                                                  2,250,000
                      6.875%, 11/01/13
           500,000   L-3 Communications Corporation                                            476,250
                      5.875%, 01/15/15
           750,000   L-3 Communications Corporation                                            738,750
                      144A restricted, 6.375%,  10/15/15
           973,000   Manitowoc Company, Inc. (The)                                           1,077,598
                      10.50%, 08/01/12
         2,000,000   Sequa Corporation                                                       2,140,000
                      9.00%, 08/01/09
                                                                                          ------------
                                                                                             9,106,348
                                                                                          ------------
     Industrials - Commercial Services & Supplies   (  8.78%)
         1,000,000   Alliance Laundry Systems LLC                                              980,000
                      8.50%, 01/15/13
         2,000,000   Allied Waste North America, Inc.                                        1,975,000
                      6.50%, 11/15/10
         2,000,000   GEO Group, Inc. (The)                                                   2,030,000
                      8.25%, 07/15/13
         2,000,000   Great Lakes Dredge & Dock Company                                       1,870,000
                      7.75%, 12/15/13
         2,000,000   Waste Services, Inc.                                                    2,062,500
                      9.50%, 04/15/14
                                                                                          ------------
                                                                                             8,917,500
                                                                                          ------------
     Information Technology - Hardware & Equipment   (  2.46%)
         1,500,000   Flextronics International Ltd.                                          1,470,000
                      6.25%, 11/15/14
         1,000,000   Xerox Corporation                                                       1,026,250
                      6.875%, 08/15/11
                                                                                          ------------
                                                                                             2,496,250
                                                                                          ------------
     Information Technology - Software & Services   (  6.01%)
         1,500,000   Iron Mountain Incorporated                                              1,560,000
                      8.625%, 04/01/13
         2,000,000   SunGard Data Systems Inc.                                               2,115,000
                      144A restricted, 9.125%, 08/15/13
         2,500,000   Unisys Corporation                                                      2,431,250
                      6.875%, 03/15/10
                                                                                          ------------
                                                                                             6,106,250
                                                                                          ------------
     Information Technology - Semiconductors & Semiconductor Equipment   (  0.67%)
           649,000   Advanced Micro Devices, Inc.                                              679,016
                      144A restricted, 7.75%,  11/01/12
                                                                                          ------------

     Materials    (  4.64%)
         1,500,000   Caraustar Industries, Inc.                                              1,576,875
                      9.875%, 04/01/11
         1,500,000   Lyondell Chemical Company                                               1,548,750
                      9.625%, 05/01/07
           500,000   Owens-Illinois, Inc.                                                      508,750
                      8.10%, 05/15/07
           974,000   United States Steel LLC                                                 1,071,400
                      10.75%, 08/01/08
                                                                                          ------------
                                                                                             4,705,775
                                                                                          ------------
     Telecommunication Services    (  1.51%)
         1,000,000   Nextel Communications, Inc.                                             1,031,774
                      6.875%, 10/31/13
           500,000   Syniverse Technologies Inc.                                               500,625
                      7.75%, 08/15/13
                                                                                          ------------
                                                                                             1,532,399
                                                                                          ------------
     Utilities    (  3.93%)
         1,000,000   AES Corporation (The)                                                   1,080,000
                      144A restricted, 8.75%, 05/15/13
           500,000   Nevada Power Company                                                      548,939
                      8.25%, 06/01/11
         1,500,000   Sonat Inc.                                                              1,545,000
                      7.625%, 07/15/11
           785,000   TECO Energy, Inc.                                                         811,494
                      7.00%, 05/01/12
                                                                                          ------------
                                                                                             3,985,433
                                                                                          ------------
TOTAL Corporate Bonds   (COST: $   94,603,125)                                              94,304,913
                                                                                          ------------
SHORT-TERM INVESTMENTS - (  6.98%)
     Commercial Paper   (  6.03%)
           605,000   AT&T Inc. 04/11/06, 4.73%                                                 604,364
         1,100,000   Fiserv, Inc. 04/18/06, 4.85%                                            1,097,777
           800,000   General Electric Capital Corporation 04/04/06, 4.73%                      799,895
           850,000   General Mills, Inc. 04/06/06, 4.80%                                       849,660
           400,000   General Mills, Inc. 04/06/06, 4.68%                                       399,844
         1,125,000   Sara Lee Corporation 04/03/06, 4.65%                                    1,125,000
         1,000,000   Tribune Company 04/10/06, 4.80%                                           999,067
           240,000   Walt Disney Company (The) 04/03/06, 4.61%                                 240,000
                                                                                          ------------
                                                                                             6,115,607
                                                                                          ------------
     Variable Demand Note   (  0.95%)
           964,836   Wisconsin Corporate Central Credit Union
                      04/01/06, 4.49%                                                          964,836
                                                                                          ------------

TOTAL Short-Term Investments   (COST: $      7,080,443)                                      7,080,443
                                                                                          ------------
TOTAL SECURITY HOLDINGS  ( 98.94%):                                                      101,385,356
                                                                                          ------------

OTHER ASSETS, NET OF LIABILITIES  (  0.11%):                                                  115,897

TOTAL NET ASSETS:                                                                         $101,501,253
                                                                                          ------------
                                                                                          ------------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 13, 2006, investment cost for federal tax purposes was $101,683,568 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $ 1,362,756
              Unrealized depreciation .......................  (1,660,968)
                                                              -----------
              Net unrealized appreciation ................... $  (298,212)
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/25/2006